Organization and principal activities - Subsidiaries and Consolidated VIE's (Parenthetical) (Details) - USD ($) $ in Thousands	1 Months Ended
	Aug. 31, 2019	May 31, 2019	Jan. 01, 2019	Nov. 30, 2018
Myhayo
Ownership:
Equity interest (as a percent)				40.00%
Contribution from non-controlling interests	$ 2,905
Diluted percentage of equity interest after contribution of non-controlling interest	36.80%
Changyi (Shanghai) Information Technology Ltd. (“Changyi”)
Ownership:
Equity interest, percentage		41.46%	34.38%
Total cash as paid-up capital		$ 2,217
Changyi (Shanghai) Information Technology Ltd. (“Changyi”) | Suzhou Changyi and Xian Changyi
Ownership:
Subsidiary direct or indirect ownership (as a percent)		100.00%